Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2024
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment	Estimated useful lives are as follows:

Asset Category	Estimated Useful Life
Plant equipment (except moulds)	10 years
Footwear moulds	5 years
Computer equipment	3 years
Leasehold improvements	Lesser of the lease term or useful life of the asset
Show displays	5 years
Furniture and fixtures	5 to 10 years
The following table presents changes in the cost and the accumulated depreciation on the Company’s property, plant and equipment:

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	Furniture and fixtures	In progress	Total
Cost	$	$	$	$	$	$	$
April 3, 2022	30.9	12.8	125.1	9.4	34.8	4.1	217.1
Additions	—	0.9	8.8	—	2.2	63.3	75.2
Additions from business combinations (note 5)	—	—	0.9	—	0.3	—	1.2
Disposals	—	(0.1)	(1.0)	—	(0.1)	—	(1.2)
Transfers	1.1	1.5	15.5	1.6	1.6	(21.3)	—
Impact of foreign currency translation	—	0.2	2.1	0.4	1.0	0.4	4.1
April 2, 2023	32.0	15.3	151.4	11.4	39.8	46.5	296.4
Additions	0.2	1.9	11.5	0.2	3.7	42.9	60.4
Additions from business combinations (note 5)	2.4	0.1	0.1	—	—	—	2.6
Disposals	(0.1)	(0.3)	(6.4)	(1.0)	(1.1)	(0.1)	(9.0)
Transfers	2.9	4.4	70.4	(0.4)	7.7	(85.0)	—
Impact of foreign currency translation	(0.1)	(0.1)	(1.8)	0.1	(0.4)	(0.2)	(2.5)
March 31, 2024	37.3	21.3	225.2	10.3	49.7	4.1	347.9

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	Furniture and fixtures	In progress	Total
Accumulated depreciation	$	$	$	$	$	$	$
April 3, 2022	12.1	9.3	53.9	7.3	20.3	—	102.9
Depreciation	3.2	2.7	23.1	1.1	7.3	—	37.4
Disposals	—	(0.1)	(1.0)	—	(0.1)	—	(1.2)
Impairment losses	—	—	0.2	—	—	—	0.2
Impact of foreign currency translation	—	0.2	(0.1)	0.3	0.7	—	1.1
April 2, 2023	15.3	12.1	76.1	8.7	28.2	—	140.4
Depreciation	3.7	3.4	30.2	1.2	6.9	—	45.4
Disposals	(0.1)	(0.2)	(6.4)	(1.0)	(1.0)	—	(8.7)
Impairment losses	—	—	0.2	—	—	—	0.2
Impact of foreign currency translation	—	—	(1.0)	—	(0.2)	—	(1.2)
March 31, 2024	18.9	15.3	99.1	8.9	33.9	—	176.1

Net book value
April 2, 2023	16.7	3.2	75.3	2.7	11.6	46.5	156.0
March 31, 2024	18.4	6.0	126.1	1.4	15.8	4.1	171.8